OTHER ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS AND LIABILITIES
Advances to suppliers	$ 15	$ 21
Deferred costs related to connection fees	7	11
Indemnification assets	177	86
Total other non-current assets	199	118
Advances to suppliers	162	203
Input value added tax	181	179
Prepaid taxes	31	26
Deferred costs related to connection fees	12	12
Other assets	8	19
Total other current assets	394	439
Long-term deferred revenue	12	14
Provision for pensions and other post-employment benefits	54	17
Other liabilities	17	13
Total other non-current liabilities	83	44
Customer advances	228	234
Short-term deferred revenue	146	163
Customer deposits	189	156
Other taxes payable	427	365
Other payments to authorities	91	84
Due to employees	173	136
Other liabilities	92	98
Total other current liabilities	$ 1,346	$ 1,236